Deferred tax liabilities	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Deferred tax liabilities

20.	Deferred tax liabilities

The movements in deferred tax during the financial year are as follows:

	2025	2024
	(Unaudited)	(Unaudited)
	USD	USD

As at 1 April	21,561.00	7,797.00
Expense/(credited) to profit or loss:
Property, plant and equipment (Note 26)	1,621.00	(7,414.00)
Exchange differences	1,185.00	(383.00)

As at 30 September	24,367.00	-

The deferred tax in the financial statements is in respect of tax effects arising from deductible temporary differences on property, plant, and equipment.

20.	Deferred tax liabilities

The movements in deferred tax during the financial year are as follows:

	2025	2024
	USD	USD

As at 1 April	-	7,797
Expense/(credited) to profit or loss (Note 26):
Property, plant and equipment	21,243	(7,414)
Exchange differences	318	(383)

As at 31 March	21,561	-

The deferred tax in the financial statements is in respect of tax effects arising from deductible temporary differences on property, plant, and equipment.